Mortgage Servicing Rights (Residential MSRs, Fair value) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Servicing Asset at Fair Value
Balance at beginning of period	$ 335
Changes in fair value due to:
Fair value of MSRs at end of period	291	$ 335
Residential first mortgage
Servicing Asset at Fair Value
Balance at beginning of period	335	296	$ 258
Additions from loans sold with servicing retained	288	228	260
Reductions from sales	(310)	(84)	(176)
Changes in fair value due to:
Decrease in MSR value due to pay-offs, pay-downs, and run-off	(22)	(62)	(43)
Changes in estimates of fair value	0	(43)	(3)
Fair value of MSRs at end of period	$ 291	$ 335	$ 296